Equipment Note Payable (Tables)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Schedule of Maturities of Long-term Debt	Annual maturities of equipment note payable are as follows as of December 31, 2019 (in thousands):

Year Ending December 31,	Amounts
2020	$6,000
2021	6,000
2022	6,000
2023	6,000
2024	6,000

$30,000